May 5, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Academy Value Fund series of the Registrant for the six month period ended February 28, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                               ACADEMY VALUE FUND

                               Semi-Annual Report

                                February 28, 1997

                               ACADEMY VALUE FUND

April 3, 1997



Dear Shareholders:

The Academy Value Fund demonstrated solid performance throughout the first half of fiscal 1997. Your Fund's Net Asset Value closed the semi-annual period at $12.96, up 14.08% from our fiscal year end. Relative to the major indices, the Academy Value Fund has outperformed the Dow Jones Industrial Average, S&P 500, and NASDAQ Composite Index for the first three months of 1997.

Going forward, we continue to have a cautious outlook on the equity markets. The market's decline during March and early April reflects investors' nervousness about existing market valuation levels and potentially higher interest rates. Despite forecasts to the contrary, the U.S. economy remains robust enough to generate concerns of rising inflation. However, we view the market decline as an opportunity to find quality companies trading at low valuation levels. Given our increased cash position, your Fund is well positioned to take advantage of any opportunities that meet our strict value discipline.

Sincerely,

/S/

Danny Boyce
Academy Capital Management

                               ACADEMY VALUE FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.0%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Chemicals: 5.4%
       2,500         Great Lakes Chemicals, Inc..............................................            $ 115,938
         682         Millennium Chemicals, Inc...............................................               13,043
       4,700         Sigma-Aldrich Corp......................................................              143,937
                                                                                                           -------
                                                                                                           272,918
                                                                                                           -------
                     Computers and Information: 3.9%
      15,500         Bell Microproducts, Inc.*...............................................              168,563
       1,144         Silicon Graphics, Inc...................................................               27,599
                                                                                                            ------
                                                                                                           196,162
                                                                                                           -------
                     Conglomerate: 0.5%
       1,194         Hanson Trust - PLC (ADR)................................................               26,561
                                                                                                            ------

                     Consumer Services: 13.2%
       8,000         CPI Corp................................................................              147,000
       4,550         Deluxe Corp.............................................................              143,894
       9,950         Ennis Business Forms, Inc...............................................              110,694
       7,300         Franklin Quest Company*.................................................              152,387
       9,500         Sealright Company, Inc..................................................              103,313
                                                                                                           -------
                                                                                                           657,288
                                                                                                           -------
                     Cosmetic and Personal Care Products: 1.8%
       1,909         Block Drug Company, Inc., Class A*......................................               88,768
                                                                                                            ------

                     Financial Services: 5.7%
      12,300         London Pacific Group, Ltd. (ADR)........................................              182,963
       4,100         Union Corp.*............................................................               99,938
                                                                                                            ------
                                                                                                           282,901
                                                                                                           -------
                     Food: 1.4%
       6,100         Michael Foods, Inc......................................................               67,863
                                                                                                           ------

                     Healthcare Providers: 7.4%
      18,000         Novacare, Inc.*.........................................................              225,000
      15,700         Transitional Hospitals Corp.............................................              141,300
                                                                                                           -------
                                                                                                           366,300
                                                                                                           -------
See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Industrial Products: 3.4%
       6,550         Watts Industries, Inc., Class A.........................................            $ 169,481
                                                                                                         ---------

                     Insurance: 7.4%
       9,900         Amvestors Financial Corp................................................              174,487
       4,100         Security - Connecticut Corp.............................................              190,650
                                                                                                           -------
                                                                                                           365,137
                                                                                                           -------
                     Media: 2.3%
       3,100         King World Productions, Inc.............................................              115,088
                                                                                                           -------

                     Medical Supplies: 3.0%
       9,900         Sullivan Dental Products, Inc...........................................              147,263
                                                                                                           -------

                     Pharmaceuticals: 3.8%
      19,100         Huntingdon International - PLC (ADR)*...................................              188,613
                                                                                                           -------

                     Retailers - Broadline: 14.7%
      24,300         Bon-Ton Stores, Inc.*...................................................              156,430
       3,550         Dillard Department Stores, Inc., Class A................................              106,944
       4,700         Family Dollar Stores, Inc...............................................              111,038
       2,093         J.C. Penney Company, Inc................................................              103,080
      20,200         K-mart Corp.*...........................................................              252,500
                                                                                                           -------
                                                                                                           729,992
                                                                                                           -------
                     Retailers - Specialty: 5.8%
       6,650         Gibson Greeting, Inc.*..................................................              137,155
      10,400         Wolohan Lumber Company..................................................              150,800
                                                                                                           -------
                                                                                                           287,955
                                                                                                           -------
                     Semiconductors and Related: 1.4%
      27,800         Micronics Computers, Inc................................................               69,500
                                                                                                            ------

                     Shoes: 1.7%
       7,800         K-Swiss, Inc., Class A (ADR)............................................               85,800
                                                                                                            ------

                     Telephone Systems: 3.1%
       3,900         Telefonos de Mexico SA (ADR)............................................              151,613
                                                                                                           -------
See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND

SCHEDULE OF INVESTMENTS at February 28, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Tobacco: 4.6%
       2,387         Imperial Tobacco........................................................             $ 32,895
       6,400         UST, Inc................................................................              197,600
                                                                                                           -------
                                                                                                           230,495
                                                                                                           -------
                     Utilities: 0.8%
       1,194         The Energy Group - PLC (ADR)............................................               40,588
                                                                                                            ------

                     Waste Management: 4.7%
       4,641         Fluor Daniel/GTI, Inc...................................................               37,128
      11,200         Gundle/SLT Environmental, Inc.*.........................................               84,000
       8,200         Laidlaw, Inc., Class B (ADR)............................................              113,774
                                                                                                           -------
                                                                                                           234,902
                                                                                                           -------

                     Total Common Stocks (cost $3,945,505)...................................            4,775,188
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 3.5%
------------------------------------------------------------------------------------------------------------------------------------
    $169,000         Star Bank Repurchase Agreement, 4.85%, dated 2/28/97,
                     due 3/3/97, collateralized by $185,000 GNMA, due 1/20/24
                     (proceeds $169,067) (cost $169,000).....................................              169,000
                                                                                                           -------

                     Total Investments in Securities (cost $4,114,505+): 99.5% ..............            4,944,188
                     Other Assets less Liabilities: 0.5%.....................................               24,728
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $4,968,916
                                                                                                        ==========

+At February 28, 1997,  the cost of securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................           $1,014,772
                     Gross unrealized depreciation...........................................             (185,089)
                                                                                                          --------
                               Net unrealized appreciation...................................            $ 829,683
                                                                                                         =========

*Non-income producing security.

See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at February 28, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $4,114,505) (Note 2-A) ...........           $4,944,188
      Cash...................................................................................                  777
      Receivables:
            Due from Advisor.................................................................                1,527
            Dividends and interest ..........................................................                6,419
            Fund shares sold.................................................................                3,274
      Prepaid expenses and other assets......................................................               13,458
                                                                                                            ------
                  Total assets ..............................................................            4,969,643
                                                                                                         ---------

LIABILITIES
      Accrued expenses payable...............................................................                  727
                                                                                                               ---

NET ASSETS                                                                                              $4,968,916
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($4,968,916/383,431 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $12.96
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $4,087,732
      Accumulated net investment loss........................................................               (2,961)
      Undistributed net realized gain on investments.........................................               54,462
      Net unrealized appreciation on investments.............................................              829,683
                                                                                                           -------
            Net assets ......................................................................           $4,968,916
                                                                                                        ==========






See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND

STATEMENT OF OPERATIONS - For the Six Months Ended February 28, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income:
            Interest.........................................................................             $ 11,279
            Dividends........................................................................               29,399
                                                                                                            ------
                  Total income...............................................................               40,678
                                                                                                            ------

      Expenses:
            Advisory fees (Note 3)...........................................................               23,830
            Administration fee (Note 3)......................................................               14,876
            Audit fees.......................................................................               12,347
            Custodian and accounting fees....................................................               11,713
            Distribution costs (Note 4)......................................................                5,957
            Transfer agent fees..............................................................                4,583
            Miscellaneous fees...............................................................                2,325
            Legal fees.......................................................................                1,879
            Trustees' fees...................................................................                1,844
            Reports to shareholders..........................................................                1,065
            Registration fees................................................................                  751
                                                                                                               ---
                  Total expenses.............................................................               81,170
                  Less: expenses waived/reimbursed (Note 3)..................................              (32,814)
                                                                                                           -------
                  Net expenses...............................................................               48,356
                                                                                                            ------
                        Net investment loss .................................................               (7,678)
                                                                                                            ------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions.....................................               78,880
            Net change in unrealized appreciation on investments.............................              569,040
                                                                                                           -------
                  Net realized and unrealized gain on investments............................              647,920
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 640,242
                                                                                                         =========


See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months             Year
                                                                                      Ended               Ended
                                                                                  February 28,         August 31,
                                                                                      1997*               1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income......................................................    $ (7,678)           $ 7,790
Net realized gain (loss) from security transactions...............................      78,880             (7,792)
Net change in unrealized appreciation on investments..............................     569,040             37,441
                                                                                       -------             ------
      Net increase in net assets resulting from operations .......................     640,242             37,439
                                                                                       -------             ------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS**
Net investment income.............................................................         -0-            (11,401)
Net realized gain from security transactions......................................         -0-            (48,747)
                                                                                            -             -------
      Total dividends and distributions to shareholders ..........................         -0-            (60,148)
                                                                                            -             -------

CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets derived from net change
   in outstanding shares (a)......................................................    (332,661)         1,451,616
                                                                                      --------          ---------
      Total increase in net assets ...............................................     307,581          1,428,907

NET ASSETS
Beginning of period...............................................................   4,661,335          3,232,428
                                                                                     ---------          ---------
End of period (including undistributed net investment (loss) income of
   ($2,961) and $4,717, respectively).............................................  $4,968,916         $4,661,335
                                                                                    ==========         ==========

(a) A summary of capital shares transactions is as follows:
                                                               Six Months                         Year
                                                                  Ended                           Ended
                                                           February 28, 1997*                August 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                          Shares           Value          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold....................................      19,521        $ 233,130        231,315      $2,554,500
      Shares issued in reinvestment
            of distribution..........................         -0-              -0-          5,756          60,148
      Shares redeemed................................     (46,389)        (565,791)      (105,548)     (1,163,032)
                                                          -------         --------       --------      ----------
      Net (decrease) increase........................     (26,868)      $ (332,661)       131,523      $1,451,616
                                                          =======       ==========        =======      ==========

*Unaudited.

**See Financial Hightlights for per share data.

See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Six Months          Year      December 9, 1994*
                                                                       ended            ended          through
                                                                February 28, 1997# August 31, 1996 August 31,1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.............................      $11.36          $11.60          $10.00
                                                                       ------          ------          ------
Income from investment operations:
      Net investment (loss) income...............................        (.03)            .01             .03
      Net realized and unrealized gain (loss) on investments.....        1.63            (.10)           1.57
                                                                         ----            ----            ----
Total from investment operations.................................        1.60            (.09)           1.60
                                                                         ----            ----            ----
Less distributions:
      From net investment income.................................         -0-            (.03)            -0-
      From net capital gains.....................................         -0-            (.12)            -0-
                                                                           -             ----              -
Total distributions..............................................         -0-            (.15)            -0-
                                                                           -             ----              -
Net asset value, end of period...................................      $12.96          $11.36          $11.60
                                                                       ======          ======          ======

Total return.....................................................       14.08%++        (0.64)%         22.68%+

Ratios/supplemental data:
Net assets, end of period (millions).............................       $ 5.0           $ 4.7           $ 3.2

Ratio of expenses to average net assets:
      Before expense reimbursement and waived fee................        3.36%+          3.39%           5.20%+
      After expense reimbursement and waived fee.................        2.00%+          2.00%           2.00%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and waived fee................       (1.70)%+        (1.20)%         (2.62)%+
      After expense reimbursement and waived fee.................       (0.32)%+         0.18%           0.64%+

Portfolio turnover rate..........................................       14.42%          27.71%          13.26%

Average commission rate paid per share++++.........................      $.0489          $.0536            --


#Unaudited.
*Commencement of operations.
+Annualized.
++Not annualized.
++++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                               ACADEMY VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Academy Value Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Fund began operations on December 9, 1994. The investment objective of the Fund is growth of capital. The Fund seeks to achieve its objective by investing primarily in common stocks.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued at an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes: The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      E. Cash and Cash Equivalents. These are funds held at the custodian available for immediate withdrawal. The Fund's management has a policy of reviewing the credit standing of each custodian and broker with which it conducts business.

NOTE 3 - COMMITMENTS AND RELATED PARTY TRANSACTIONS

      For the six months ended February 28, 1997, Academy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended February 28, 1997, the Fund incurred $23,830 in advisory fees.

                               ACADEMY VALUE FUND

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average daily net assets. As a result, the Advisor waived its fee and reimbursed the Fund for expenses in excess of the limit in the amount of $8,984 for the six months ended February 28, 1997. The Fund may reimburse the Advisor pursuant to this agreement in later years in which operating expenses for the portfolio are less than the applicable percentage limitation set forth previously for any such year.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15 million                $30,000
      $15 to $50 million               0.20% of average net assets
      $50 to $100 million              0.15% of average net assets
      $100 to $150 million             0.10% of average net assets
      over $150 million                0.05% of average net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator and receives no compensation for its services.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distribution Coordinator appointed by the Board at an annual rate of up to 0.25% of the average daily net assets of the Fund. The Fund incurred $5,957 in distribution expenses for the six months ended February 28, 1997.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the six months ended February 28, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,169,804 and $686,023, respectively.

                                     Advisor
                        Academy Capital Management, Inc.
                          500 North Valley Mills Drive
                                    Suite 208
                                Waco, Texas 76710
                                 (817) 751-0555

                                   Distributor
                          First Fund Distributors, Inc.
                            4455 East Camelback Road
                                   Suite 261E
                             Phoenix, Arizona 85018

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          American Data Services, Inc.
                              24 West Carver Street
                                    2nd Floor
                           Huntington, New York 11743

                              Independent Auditors
                               Ernst & Young, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


                   This report is intended for shareholders of
                        Academy Value Fund and may not be
                    used as sales literature unless preceded
                     or accompanied by a current prospectus.